                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Domenic J. Ferrante     Boston, MA   11/14/2008
-------------------------   ----------   ----------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         80

Form 13F Information Table Value Total: $5,056,643
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-06946               Brookside Capital Partners Fund, L.P.
 2    28-06924               Brookside Capital Investors, L.P.

                      Brookside Capital Partners Fund, L.P.
                    Form 13F Information Table as of 09/30/08

                                                                                                           Voting Authority
                                                          Market Value Long             Invesment   Other  ----------------
NAME OF ISSUER                   Title of Class   Cusip         x1000         SHARES   Discretion Managers Sole Shared None
------------------------------- --------------- --------- ----------------- ---------- ---------- -------- ---- ------ ----
ACE LTD                         ORD             G0070K103      119,086       2,200,000    SOLE              X
ACME PACKET INC                 COM             004764106       22,636       3,950,446    SOLE              X
ACTIVISION BLIZZARD INC         COM             00507V109       73,168       4,741,906    SOLE              X
AFLAC INC                       COM             001055102      161,563       2,750,000    SOLE              X
ALLOT COMMUNICATION LTD         SHS             M0854Q105        8,327       3,426,638    SOLE              X
ALLSTATE CORP                   COM             020002101       36,896         800,000    SOLE              X
AMDOCS LTD                      ORD             G02602103       30,118       1,100,000    SOLE              X
AMERICA MOVIL SAB DE CV         ADR             02364W105      216,146       4,662,348    SOLE              X
ASCENT MEDIA CORP               COM             043632108        1,876          76,845    SOLE              X
AVOCENT CORP                    COM             053893103        2,993         146,300    SOLE              X
BALL CORP                       COM             058498106       34,755         880,100    SOLE              X
BANK OF NEW YORK MELLON CORP    COM             064058100      146,610       4,500,000    SOLE              X
BE AEROSPACE INC                COM             073302101       31,484       1,988,862    SOLE              X
BIGBAND NETWORKS INC            COM             089750509       18,740       5,078,715    SOLE              X
BROCADE COMMUNICATION SYS I     COM NEW         111621306      200,111      34,383,312    SOLE              X
CADENCE DESIGN SYSTEMS INC      COM             127387108      162,701      24,068,269    SOLE              X
CELANESE CORP DEL               COM SER A       150870103      157,438       5,640,918    SOLE              X
CENTRAL EUROPEAN MEDIA ENTRP    ADR             G20045202       36,192         553,400    SOLE              X
CHECK POINT SOFTWARE TECH LT    COM             M22465104      168,599       7,414,195    SOLE              X
CIENA CORP                      COM NEW         171779309       89,517       8,880,673    SOLE              X
CNINSURE INC                    SPONSORED ADR   18976M103          459          51,000    SOLE              X
COGNIZANT TECH SOLUTIO          CL A            192446102       14,774         647,147    SOLE              X
COMPANHIA BRASILEIRA DE DIST    SPON ADR PFD    20440T201       18,368         525,400    SOLE              X
COUGAR BIOTECHNOLOGY INC        COM             222083107       30,580         915,847    SOLE              X
CTRIPCOM INTL LTD               ADR             22943F100       38,693       1,002,158    SOLE              X
CVS CAREMARK CORPORATION        COM             126650100      391,840      11,641,111    SOLE              X
CYPRESS SEMICONDUCTOR CORP      COM             232806109        1,424         272,800    SOLE              X
DATA DOMAIN INC                 COM             23767P109       22,140         994,164    SOLE              X
DIRECTV GROUP INC               COM             25459L106       41,590       1,588,600    SOLE              X
DISCOVERY COMMUNICATIONS A      CL A            25470F104       21,832       1,536,900    SOLE              X
DOMINOS PIZZA INC               COM             25754A201       18,021       1,484,424    SOLE              X
DREAMWORKS ANIMATION SKG INC    CL A            26153C103       29,734         945,435    SOLE              X
E M C CORP MASS                 COM             268648102      163,366      13,659,377    SOLE              X
ELOYALTY CORP                   COM NEW         290151307        2,420         486,031    SOLE              X
EMCORE CORP                     COM             290846104       32,521       6,583,140    SOLE              X
GENENTECH INC                   COM NEW         368710406       23,784         268,200    SOLE              X
GMARKET INC                     SPON ADR        38012G100       26,156       1,125,472    SOLE              X
GOOGLE INC                      CL A            38259P508      100,983         252,130    SOLE              X
HANSEN NAT CORP                 COM             411310105      119,564       3,952,543    SOLE              X
HOME INNS & HOTEL MGMT INC      ADR             43713W107       13,950       1,000,000    SOLE              X
INGERSOLL-RAND COMPANY LTD      CL A            G4776G101       75,579       2,424,744    SOLE              X
INTERCONTINENTALEXCHANGE INC    COM             45865V100      121,028       1,500,100    SOLE              X
INTUIT                          COM             461202103      218,485       6,911,887    SOLE              X
INVERNESS MED INNOVATIONS IN    COM             46126P106      118,643       3,954,772    SOLE              X
INVESCO LTD                     SHS             G491BT108       66,087       3,150,000    SOLE              X
MAP PHARMACEUTICALS INC         COM             56509R108       24,283       2,399,526    SOLE              X
MILLICOM INTL CELLULAR S A      SHS NEW         L6388F110       50,459         734,800    SOLE              X
NANOSPHERE INC                  COM             63009F105       38,155       4,473,037    SOLE              X
NAVISTAR INTERNATIONAL CORP NEW COM             63934E108       29,789         549,811    SOLE              X
NETEASE COM INC                 SPONSORED ADR   64110W102       32,401       1,421,115    SOLE              X
NEUROMETRIX INC                 COM             641255104           52          51,966    SOLE              X
NOKIA CORP                      SPONSORED ADR   654902204       69,318       3,716,800    SOLE              X
NUCOR CORP                      COM             670346105       25,363         642,100    SOLE              X
ON SEMICONDUCTOR CORP           COM             682189105      101,403      15,000,485    SOLE              X
P F CHANGS CHINA BISTRO INC     COM             69333Y108       37,173       1,579,140    SOLE              X
PHOENIX TECHNOLOGY LTD          COM             719153108       20,854       2,610,000    SOLE              X
PRICELINE COM INC               COM NEW         741503403       38,020         555,600    SOLE              X
QUALCOMM INC                    COM             747525103      232,987       5,422,081    SOLE              X
QUANTUM CORP                    COM DSSG        747906204        8,226       7,834,595    SOLE              X
SEQUENOM INC                    COM NEW         817337405       52,427       1,969,453    SOLE              X
SONUS NETWORKS INC              COM             835916107        5,754       1,997,921    SOLE              X
STAPLES INC                     COM             855030102       32,355       1,438,000    SOLE              X
STARENT NETWORKS CORP           COM             85528P108       23,249       1,796,675    SOLE              X
STATE STR CORP                  COM             857477103       71,100       1,250,000    SOLE              X
STREAM GLOBAL SVCS INC          UNIT 10/17/2001 86323M209        3,125       1,250,000    SOLE              X
SYNIVERSE HLDGS INC             COM             87163F106        6,423         386,707    SOLE              X
TARGANTA THERAPEUTICS CORP      COM             87612C100       13,939       2,092,987    SOLE              X
TARGANTA THERAPEUTICS CORP      COM             87612C100        3,830         575,000    SOLE              X
TEKELEC                         COM             879101103       95,080       6,796,298    SOLE              X
TERRA INDS INC                  COM             880915103       62,002       2,108,920    SOLE              X
TESSERA TECHNOLOGIES INC        COM             88164L100       63,051       3,858,672    SOLE              X
TRANSOCEAN INC NEW              SHS             G90073100       45,254         412,000    SOLE              X
UNITED STATES STL CORP NEW      COM             912909108       83,085       1,070,550    SOLE              X
VANCEINFO TECHNOLOGIES INC      ADR             921564100        8,273       1,136,340    SOLE              X
VERIFONE HLDGS INC              COM             92342Y109       99,305       6,003,900    SOLE              X
VERTEX PHARMACEUTICALS INC      NOTE 4.750% 2/1 92532FAM2       52,091      35,000,000    SOLE              X
VERTEX PHARMACEUTICALS INC      COM             92532F100       98,999       2,978,307    SOLE              X
VONAGE HLDNGS CORP              COM             92886T201        5,446       5,391,648    SOLE              x
WILLIS GROUP HOLDINGS LTD       SHS             G96655108       77,424       2,400,000    SOLE              X
ZORAN CORP                      COM             98975F101       14,971       1,834,651    SOLE              X